Non-current receivables - Schedule of non-current receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Shareholders loans to joint ventures	$ 0	$ 30,242
Derivatives	22,315	6,392
Other non-current receivables	14,367	14,426
Lease receivables	3,613	4,578
Investment	1	1
Total non-current receivables	$ 40,296	$ 55,639